Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents
Cash and cash equivalents	$ 32,166	$ 5,834
Total cash and cash equivalents	$ 32,166	$ 5,834	$ 9,559	$ 7,433